Profit/(loss) on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit/(loss) on disposal of intangible assets
Profit/(loss) on disposal of registrations	£ 14,709	£ 9,876	£ (9,786)
Player loan income	3,410	1,050
Total profit/(loss) on disposal of intangible assets	£ 18,119	£ 10,926	£ (9,786)